SUPPLEMENT TO THE PROSPECTUS

Supplement dated May 12, 2026, to the Prospectus dated August 28, 2025.

MFS® Lifetime® 2030 Fund

Effective immediately, the eighth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and the fourth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of April 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	39%
Bond Funds and Money Market Fund	61%

All percentages are rounded to the nearest percent.

Effective immediately, the tenth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and the sixth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of April 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	37.9%
U.S. Equity Funds	25.7%
International Equity Funds	8.2%
Non-Traditional Funds	4.0%
Bond Funds and Money Market Fund	62.1%
Bond Funds	61.1%
Money Market Fund	1.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

-- End of Supplement Data --

Effective immediately, the thirteenth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

Following is the list of underlying funds and their approximate strategic allocation weightings as of April 1, 2026:

Equity Funds and Non-Traditional Funds	37.9%
U.S. Equity Funds:	25.7%
MFS Blended Research Core Equity Fund	2.5%
MFS Blended Research Growth Equity Fund	2.5%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Blended Research Value Equity Fund	2.9%
MFS Growth Fund	2.5%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS Research Fund	2.5%
MFS Value Fund	2.9%
International Equity Funds:	8.2%
MFS Blended Research International Equity Fund	4.1%
MFS International Growth Fund	1.0%
MFS International Intrinsic Equity Fund[1]	1.0%
MFS Research International Fund	2.1%
Non-Traditional Funds:	4.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%
Bond Funds and Money Market Fund	62.1%
Bond Funds:	61.1%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	3.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	11.0%
MFS Total Return Bond Fund	15.5%
Money Market Fund:	1.0%
MFS Institutional Money Market Portfolio	1.0%

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the underlying fund allocations in each asset class may not equal the asset class allocations for such asset class, and the asset class and underlying fund allocations presented in the table may not total 100%.

ML3-SUP-I-051226

MFS Lifetime 2030 Fund

Effective immediately, the list of underlying funds in which the fund may invest at any time under the main heading entitled "Appendix B – Menu and Description of Underlying Funds" is restated in its entirety with the following list:

Bond Funds:
MFS Emerging Markets Debt Fund
MFS Emerging Markets Debt Local Currency Fund
MFS Global Opportunistic Bond Fund
MFS Government Securities Fund
MFS High Income Fund
MFS Inflation-Adjusted Bond Fund
MFS Limited Maturity Fund
MFS Total Return Bond Fund
Money Market Fund:
MFS Institutional Money Market Portfolio
Equity Funds (International or U.S.):
International Equity Funds:
MFS Blended Research Emerging Markets Equity Fund
MFS Blended Research International Equity Fund
MFS Emerging Markets Equity Fund
MFS International Growth Fund
MFS International Intrinsic Equity Fund[1]
MFS International New Discovery Fund
MFS Research International Fund
U.S. Equity Funds:
MFS Blended Research Core Equity Fund
MFS Blended Research Growth Equity Fund
MFS Blended Research Mid Cap Equity Fund
MFS Blended Research Small Cap Equity Fund
MFS Blended Research Value Equity Fund
MFS Growth Fund
MFS Mid Cap Growth Fund
MFS Mid Cap Value Fund
MFS New Discovery Fund
MFS New Discovery Value Fund
MFS Research Fund
MFS Value Fund
Non-Traditional Funds:
MFS Commodity Strategy Fund
MFS Global Real Estate Fund

1 Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

Effective immediately, the sub-sections entitled "International Equity Funds:" and "U.S. Equity Funds:" under the main heading entitled "Appendix B – Menu and Description of Underlying Funds" are restated in their entirety as follows:

International Equity Funds:

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments in issuers economically tied to emerging market countries based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Examples of emerging market countries include, but are not limited to, Argentina, Brazil, Chile, Hungary, India, Indonesia, Mexico, Panama, the People’s Republic of China, Peru, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, and Thailand. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

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MFS Lifetime 2030 Fund

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index. Tracking error generally measures how the differences between the fund's returns and the MSCI Emerging Markets Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI All Country World (ex-US) Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World (ex-US) Index. Tracking error generally measures how the differences between the fund's returns and the MSCI All Country World (ex-US) Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

ML3-SUP-I-051226

MFS Lifetime 2030 Fund

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

Effective June 10, 2026, the following paragraph is added:

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Effective June 10, 2026, the following paragraph is deleted in its entirety:

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

ML3-SUP-I-051226

MFS Lifetime 2030 Fund

Effective June 10, 2026, the following sentence is added as its own paragraph:

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Intrinsic Equity Fund

(Formerly MFS International Intrinsic Value Fund)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to

ML3-SUP-I-051226

MFS Lifetime 2030 Fund

their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

U.S. Equity Funds:

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Standard & Poor's 500 Stock Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index. Tracking error generally measures how the differences between the fund's returns and the Standard & Poor's 500 Stock Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to the applicable index. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

ML3-SUP-I-051226

MFS Lifetime 2030 Fund

Effective June 10, 2026, the paragraph directly above is restated in its entirety with the following paragraph:

MFS normally invests at least 80% of the fund’s net assets in equity securities of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the following paragraph is deleted in its entirety:

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Mid Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of purchase. As of August 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.1 billion and $98.7 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. Equity securities include common stocks, depositary receipts, equity interests in REITs, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the paragraph directly above is restated in its entirety with the following paragraph:

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the

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MFS Lifetime 2030 Fund

range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.5 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell 2000® Index over the last 13 months at the time of purchase. As of August 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $32.3 million and $21.3 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. Equity securities include common stocks, depositary receipts, equity interests in REITs, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the paragraph directly above is restated in its entirety with the following paragraph:

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $5.0 million and $31.3 billion, and the fund’s average weighted market capitalization as of that date was $5.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

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MFS Lifetime 2030 Fund

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund's investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, equity interests in REITs, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the paragraph directly above is restated in its entirety with the following paragraph:

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the following paragraph is deleted in its entirety:

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. (When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS' quantitative research generates ratings on a greater number of issuers than MFS' fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the

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MFS Lifetime 2030 Fund

inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time. A lower tracking error means that there is generally less variation between the fund's returns compared to an index that represents the fund's investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund's portfolio.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

Effective June 10, 2026, the following paragraph is added:

MFS normally invests at least 80% of the fund’s net assets in growth companies. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

Effective June 10, 2026, the following paragraph is deleted in its entirety:

MFS focuses on investing the fund’s assets in the stocks of companies it believes have above average potential with respect to the rate and duration of earnings growth compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Effective June 10, 2026, the following sentence is added as its own paragraph:

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of purchase. As of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

Effective June 10, 2026, the paragraph directly above is restated in its entirety with the following paragraph:

MFS normally invests at least 80% of the fund’s net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of November 30, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $956.3 million and $115.7 billion, and the fund’s average weighted market capitalization as of that date was $39.3 billion. Growth companies

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MFS Lifetime 2030 Fund

are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

Effective June 10, 2026, the following paragraph is deleted in its entirety:

MFS focuses on investing the fund’s assets in the stocks of companies it believes have above average potential with respect to the rate and duration of earnings growth compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between approximately $1.3 billion and $101.9 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

Effective June 10, 2026, the paragraph directly above is restated in its entirety with the following three paragraphs:

MFS normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

Effective June 10, 2026, the following paragraph is deleted in its entirety:

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative

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MFS Lifetime 2030 Fund

screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

Effective June 10, 2026, the following paragraph is added:

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

Effective June 10, 2026, the following paragraph is deleted in its entirety:

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Effective June 10, 2026, the following sentence is added as its own paragraph:

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings

ML3-SUP-I-051226

MFS Lifetime 2030 Fund

growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor's 500 Stock Index using MFS' custom industry and sector categories to classify the fund and the Standard & Poor's 500 Stock Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

Effective June 10, 2026, the following paragraph is added:

MFS normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities.

Effective June 10, 2026, the following paragraph is deleted in its entirety:

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Effective June 10, 2026, the following sentence is added as its own paragraph:

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

ML3-SUP-I-051226